Derivative Instruments (Predecessor)	9 Months Ended	4 Months Ended
	Mar. 31, 2014	Jul. 28, 2013 Predecessor
Derivative instruments
Derivative Instruments

19. Derivative Instruments

The Company uses interest rate swaps for the management of interest rate risk exposure. The interest rate swaps effectively convert the Company’s debt from a floating to a fixed rate. To hedge its exposure to changes in interest rates the Company is a party to five floating-to-fixed interest rate swaps with RBS. The Company became a party to these transactions as part of the business combination with Dorian Holdings LLC whereby RBS novated the interest rate swap agreements such that the exact terms of the original agreement with the Predecessor were transferred to the corresponding entities that retain the interests in each of the vessels which are the main collateral. The principal terms of the interest rate swaps are as follows:

Subsidiary	Termination Date	Fixed interest rate	Nominal value March 31, 2014
CMNL(1)	Nov 2018	5.395%	20,456,000
CMNL(1)	Nov 2018	4.936%	12,785,000
CJNP(2)	March 2019	4.772%	33,067,125
CJNP(2)	March 2019	2.960%	11,132,875
CNML(3)	July 2020	4.350%	49,880,000
			127,321,000

(1)                 reduces semi-annually by $1,278,500 with a final settlement of $21,734,500 due in November 2018.

(2)                 reduces semi-annually by $1,700,000 with a final settlement of $28,900,000 due in March 2019.

(3)                 RBS exercised its right to extend the interest rate swap until July 2020 and based on the extension reduces semi-annually by $1,720,000 with a final settlement of $27,520,000 due in July 2020.

Tabular disclosure of financial derivatives is as follows:

		March 31, 2014
Derivatives not designated as hedging instruments	Balance sheet Location	Asset derivatives	Liability derivatives
Interest rate swap agreements	Long-term liabilities—Derivatives instruments	—	14,062,416

The effect of derivative instruments on the consolidated statement of operations for the period July 1, 2013 to March 31, 2014 is as follows:

Derivatives not designated as hedging instruments	Location of gain/(loss) recognized	July 1, 2013 to March 31, 2014
Interest Rate Swap—Change in fair value	Loss on derivatives—net	2,623,456
Interest Rate Swap—Realized loss	Loss on derivatives—net	(3,727,457)
Loss on derivatives—net		(1,104,001)

16. Derivative Instruments

The Owning Companies use interest rate swaps for the management of interest rate risk exposure. The interest rate swaps effectively convert a portion of the Company’s debt from a floating to a fixed rate. To hedge its exposure to changes in interest rates the Company is a party to five floating-to-fixed interest rate swaps with RBS covering notional amounts aggregating approximately $136,718,000 as of March 31, 2013.

On March 31, 2005 and April 3, 2007 Cetus Transport Ltd entered into an interest rate swap agreement with RBS with effective date November 21, 2006 and November 17, 2006 respectively and termination dated November 21, 2018 and November 17, 2018. Under the terms of this arrangement the Company swaps the notional amount outstanding under the agreement from a floating rate of interest to a fixed rate of 5.395% and 4.936% respectively. The original notional amount of $51,140,000 is reduced semi-annually by $1,278,500 with a final settlement of $20,456,000 due in November, 2018.

On March 9, 2007 and February 7, 2012, Lyra Gas Transport Ltd entered into an interest rate swap agreement with RBS with effective date March 22, 2007 and September 24, 2011 respectively and termination dated March 22, 2019. Under the terms of this arrangement the Company swaps the notional amount outstanding under the agreement from a floating rate of interest to a fixed rate of 4.772% and 2.960% respectively. The original notional amount of $64,146,313 is reduced semi-annually by $1,700,000 with a final settlement of $28,900,000 due in March 22, 2019.

On January 8, 2009, Cepheus Transport Ltd entered into an extendable interest rate swap agreement with the RBS with effective date July 21, 2008 and termination dated July 21, 2014. RBS holds the right to extend the interest rate swap until the July 21 2020. Under the terms of this arrangement the Company swaps the notional amount outstanding under the agreement from a floating rate of interest to a fixed rate of 4.35%. The original notional amount of $68,800,000 is reduced semi-annually by $1,720,000 with a final settlement of $29,240,000 due in July 21, 2020.

Tabular disclosure of financial derivatives is as follows:

		March 31, 2013
Derivatives not designated as hedging instruments®	Balance sheet location	Asset derivatives	Liability derivatives
Interest Rate Swap Agreements	Long-term liabilities— Derivatives instruments	—	21,369,878
Total derivatives not designated as hedging instruments		—	21,369,878

The effect of derivative instruments on the combined statements of operations for the periods April 1, 2013 to July 28, 2013 and years ended March 31, 2013 and 2012 is as follows:

Derivatives not designated as	Location of	April 1, 2013 to July 28, 2013	Year ended March 31,
hedging instruments	gain/(loss) recognized	(Unaudited)	2013	2012
Interest Rate Swap—Change in fair value	Gain/(loss) on derivatives	4,684,007	(13,680)	(4,607,773)
Interest Rate Swap—Realized loss	Gain/(loss) on derivatives	(1,853,802)	(5,574,799)	(6,335,543)
Total gain/(loss) on derivatives		2,830,205	(5,588,479)	(10,943,316)